UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 493-8631

Date of fiscal year end: November 30, 2012

Date of reporting period: November 30, 2012

Item 1. Reports to Stockholders.

Global X MLP ETF (ticker: MLPA)

Annual Report

November 30, 2012

Table of Contents

Management Discussion of Fund Performance (unaudited)	1
Schedule of Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Report of Independent Registered Public Accounting Firm	18
Disclosure of Fund Expenses (unaudited)	19
Approval of Investment Advisory Agreement (unaudited)	20
Supplemental Information (unaudited)	23
Trustees and Officers of the Trust (unaudited)	24

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website http://wwwat.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)

Global X MLP ETF

The Global X MLP ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP Composite Index (the “Index”). The Fund generally seeks to replicate the Index but may at times invest in a representative sample of securities that collectively has an investment profile similar to the Index and as a result may or may not hold all the securities that are included in the Index.

The Index is intended to give investors a means of tracking the overall performance of the United States master limited partnerships (MLP) asset class.

For the period from the Fund’s commencement date April on 18, 2012 through November 30, 2012 (the “reporting period”), the Fund total return was 3.74% vs. 6.45% for the Index.

We expect energy-related MLPs to benefit from a greater focus on crude oil and natural gas infrastructure development in the US, which is a direct result of the increasing production potential of crude oil and gas in North America. New extraction techniques and technology have unlocked large sources of domestic energy, and MLPs may play an integral role in the storage, transportation, exploration and production of these domestic energy assets. Although natural gas has seen depressed prices in 2012, the US potential to become a net exporter of natural gas could help rectify the supply/demand imbalance and contribute to higher natural gas prices. Energy-related MLPs can provide exposure to the growing demand for energy infrastructure, while their role as operators of transportation and storage assets also helps to limit direct exposure to commodity prices.

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE PERIOD ENDED NOVEMBER 30, 2012
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X MLP ETF	3.74%	4.22%
Solactive MLP Composite Index	6.45%	6.45%
S&P 500 Index	3.73%	3.73%

Growth of a $10,000 Investment

(at Net Asset Value)

*The Fund commenced investment operations on April 18, 2012.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above.

1

Schedule of Investments	November 30, 2012

Global X MLP ETF

Sector Weightings (Unaudited) †:

† Percentages based on total investments.

MASTER LIMITED PARTNERSHIPS (MLPs) — 101.1%	Shares	Value

Basic Materials — 4.7%
Alliance Resource Partners	3,753	$213,433
Natural Resource Partners	9,369	174,544
PVR Partners	15,861	382,092
		770,069
Oil & Gas — 96.4%
Access Midstream Partners	14,320	501,057
AmeriGas Partners	11,456	466,145
Atlas Pipeline Partners	8,438	278,370
Boardwalk Pipeline Partners	17,113	441,344
Buckeye Partners	16,238	816,122
Cheniere Energy Partners	7,119	148,431
El Paso Pipeline Partners	22,568	842,463
Enbridge Energy Partners	28,519	827,621
Energy Transfer Partners	19,645	862,219
Enterprise Products Partners	15,566	806,786
EV Energy Partner	6,407	388,905
Genesis Energy	10,851	389,225
Inergy	18,606	351,095
Kinder Morgan Energy Partners	10,182	829,935
Magellan Midstream Partners	19,942	887,020
MarkWest Energy Partners	15,366	794,115
NuStar Energy	13,558	621,499
ONEOK Partners	14,361	836,528
Plains All American Pipeline	18,541	863,640
Regency Energy Partners	24,088	538,849
Spectra Energy Partners	6,416	191,133
Suburban Propane Partners	9,875	388,976
Sunoco Logistics Partners	11,455	582,143
Targa Resources Partners	13,784	519,243
TC Pipelines	6,626	276,238
Western Gas Partners	9,879	483,676
Williams Partners	15,781	803,411
		15,736,189

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	November 30, 2012

Global X MLP ETF

Value
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $16,060,153)	$16,506,258
TOTAL INVESTMENTS — 101.1%
(Cost $16,060,153)	$16,506,258

Percentages are based on Net Assets of $16,330,462

The following is a summary of the inputs used as of November 30, 2012, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$16,506,258	$—	$—	$16,506,258
Total Investments in Securities	$16,506,258	$—	$—	$16,506,258

For the period ended November 30, 2012, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For the period ended November 30, 2012, there were no Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

3

Statement of Assets and Liabilities
November 30, 2012

Global X MLP
ETF
Assets:
Cost of Investments	$16,060,153
Investments at Value	$16,506,258
Total Assets	16,506,258
Liabilities:
Payable due to Investment Adviser	5,618
Cash Overdraft	3,385
Current Tax Liability	11,082
Deferred Tax Liability	155,711
Total Liabilities	175,796
Net Assets	$16,330,462
Net Assets Consist of:
Paid-in Capital	$16,070,797
Distributions in Excess of Net Investment Loss	(34,489)
Accumulated Net Realized Gain on Investments	14,991
Net Unrealized Appreciation on Investments, Net of Taxes	279,163
Net Assets	$16,330,462
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,100,000
Net Asset Value, Offering and Redemption Price Per Share	$14.85

The accompanying notes are an integral part of the financial statements.

4

Statement of Operations
For the period from April 18, 2012 to November 30, 2012

Global X MLP ETF(1)
Investment Income:
Distributions from Master Limited Partnerships	$432,892
Less: Return of Capital Distributions	(432,892)
Total Investment Income	—
Supervision and Administration Fees(2)	24,353
Total Expenses	24,353
Net Investment Loss, Before Taxes	(24,353)
Tax Benefit/(Expense)	9,113
Net Investment Loss, Net of Taxes	(15,240)
Net Realized Gain (Loss) on:
Investments	23,955
Tax Benefit/(Expense)	(8,964)
Net Realized Gain on Investments, Net of Taxes	14,991
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	446,105
Tax Benefit/(Expense)	(166,942)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	279,163
Net Realized and Unrealized Gain on Investments, Net of Taxes	294,154
Net Increase in Net Assets Resulting from Operations	$278,914

(1)	The Fund commenced investment operations on April 18, 2012.
(2)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

5

Statement of Changes in Net Assets

Global X MLP
ETF
Period Ended
November 30,
2012(1)
Operations:
Net Investment Loss, Net of Taxes	$(15,240)
Net Realized Gain on Investments, Net of Taxes	14,991
Net Change in Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	279,163
Net Increase in Net Assets Resulting from Operations	278,914
Dividends and Distributions:
Net Investment Income	(19,249)
Tax Return of Capital	(466,203)
Total Dividends and Distributions	(485,452)
Capital Share Transactions:
Issued	16,537,000
Increase in Net Assets from Capital Share Transactions	16,537,000
Total Increase in Net Assets	16,330,462
Net Assets:
Beginning of Period	—
End of Period	$16,330,462
Distributions in Excess of Net Investment Income, Net of Taxes	$(34,489)
Share Transactions:
Issued	1,100,000
Net Increase in Shares Outstanding from Share Transactions	1,100,000

(1) The Fund commenced investment operations on April 18, 2012.

The accompanying notes are an integral part of the financial statements.

6

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

											Ratio of Expenses to Average Net Assets			Ratio of Investment Income/(Loss) to Average Net Assets

	Net Asset Value, Beginning of Period ($) 4/18/2012	Net Investment Income ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Tax Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Before Net Tax Benefit/ (Expense) (%)	Net Tax Benefit/ (Expense) (%)	Total Expenses (%)	Before Net Tax Benefit/ (Expense) (%)	Net Tax Benefit/ (Expense) (%)	Net Investment Income (%)	Portfolio Turnover (%)
Global X MLP ETF
2012(1)	14 .96	(0 .04)	0 .58	0 .54	(0.02)	(0 .63)	(0 .65)	14 .85	3 .74	16,330	0 .45†	3 .07†	3 .52†	(0 .45)†	0 .17†	(0 .28)†	6 .43††

(1)	The Fund commenced investment operations on April 18, 2012.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
†	† Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7

Notes to Financial Statements

November 30, 2012

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2012, the Trust had eighty-eight portfolios, thirty-one of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF (the “Fund”). The Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Global X MLP Fund from underlying master limited partnership investments generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded. For the period ended November 30, 2012, the Fund estimated that 100% of the MLP distributions received are classified as return of capital.

MASTER LIMITED PARTNERSHIPS – MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the NYSE and the remainder trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

8

Notes to Financial Statements (continued)

November 30, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (“Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2012, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

9

Notes to Financial Statements (continued)

November 30, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended November 30, 2012 there have been no significant changes to the Fund’s fair valuation methodologies.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Updates (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards” (“IFRS”) (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. Adoption of ASU 2011-04 did not materially affect the Fund’s financial condition or results of operations.

FEDERAL INCOME TAXES – The Fund is taxed as a regular C-corporation for federal income tax purposes. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent federal alternative minimum tax on its federal alternative taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies which are not so obligated. The Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

10

Notes to Financial Statements (continued)

November 30, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash distributions from MLPs to the Fund that exceed such Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on formation in provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, Global X Management Company LLC. will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying statement of operations. Accrued interest and penalties, if any, are included within the related tax liability line in the balance sheet. During the period the Fund did not incur any interest or penalities.

Since the Fund will be subject to taxation on its taxable income, the NAV of Fund shares will also be reduced by the accrual of any deferred tax liabilities.

The Fund’s income tax expense/(benefit) consists of the following:

November 30, 2012	Current	Deferred	Total
Federal	$10,365	$145,633	$155,998
State	717	10,078	10,795
Total tax expense	$11,082	$155,711	$166,793

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

Inception to
November 30,
Deferred tax assets:	2012
Basis adjustment from sale of MLP investments	$8,198

Less deferred tax liabilities:
Net unrealized gain on investment securities	(163,909)
Net deferred tax liability	$(155,711)

Although the Fund currently has a net deferred tax liability, it reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized Currently, any capital losses that may be generated by the Fund in the future are eligible to becarried back up to three years and can be carried forward for five years to offset capital gains recognized by the fund in those years. Net operating losses that may be generated by the Fund in the future are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years.

11

Notes to Financial Statements (continued)

November 30, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Based upon the Fund’s assessment, it has determined that it is more likely than not that its deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

Inception to
November 30,
2012
Income tax expense at statutory rate (35%)	$155,998
State income taxes (net of federal benefit) (2.422%)	10,795
Other	-
$166,793

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

Inception to
November 30,
2012
Unrecognized tax benefit - Beginning	$-
Gross increases - tax positions in prior period	-
Gross decreases - tax positions in prior period	-
Gross increases - tax positions in current period	-
Settlement	-
Lapse of statute of limitations	-
Unrecognized tax benefit - Ending	$-

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the fund. No U.S. federal or state income tax returns are currently under examination. The tax period ended November 30, 2012 remains subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

12

Notes to Financial Statements (continued)

NOVEMBER 30, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X MLP ETF	$16,068,256	$1,128,608	$(690,606)	$438,002

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from the Fund’s investments in MLP’s.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund intends to declare and make quarterly distributions, or as the Board of Trustees may determine from time to time. Distributions from net investment income are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Distributions received from the Fund’s investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended November 30, 2012, the Fund distributed $485,452 of which $466,203 was characterized as return of capital and $19,249 characterized as net investment income from MLP distributions received.

13

Notes to Financial Statements (continued)

November 30, 2012

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

The Fund also expects that a portion of the distributions it receives from MLPs may be treated as a tax deferred return of capital, thus reducing the Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

CREATION UNITS -- The Fund issues and redeems shares(“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
Global X MLP ETF	50,000	$500	$742,500	$500

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Fund. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Fund bears other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Fund, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X MLP ETF	0.45%

14

Notes to Financial Statements (continued)

November 30, 2012

3. RELATED PARTY TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Fund. As Sub-Administrator, SEIGFS provides the Fund with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, the Sub -Administrator receives certain out-of-pocket costs,transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

Cohen Fund Audit Services, Ltd. (“Cohen”) prepares Federal 1120 and state tax returns for the Fund. In addition, among other things, Cohen calculated the estimated tax provisions for financial statement purposes for the Fund’s fiscal period ended November 30, 2012.

SEI Investments Distribution Co. (“SIDCO”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended November 30, 2012, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP ETF	$589,784	$639,862

For the period ended November 30, 2012, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X MLP ETF	$16,519,194	$-	$-

There were no purchases or sales of long term U.S. Government securities for the Fund.

15

Notes to Financial Statements (continued)

November 30, 2012

5. CONCENTRATION OF RISKS

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Indices. The Fund may utilize a representative sampling strategy with respect to its Underlying Indices when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not the Underlying Indices).

Under normal circumstances, the Global X MLP Fund intends to invest at least 80% of its total assets in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

6. OTHER

At November 30, 2012, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

	Authorized Participants	Percentage of Shares Outstanding
Global X MLP ETF	2	100%

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

7. LOANS OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2012, the Fund had no securities on loan.

8. CONTRACTUAL OBLIGATIONS

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However the Fund has not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

16

Notes to Financial Statements (continued)

November 30, 2012

9. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board issued a further update to the guidance “Balance Sheet – Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

10. SUBSEQUENT EVENT

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events.

Subsequent to the fiscal year-end, the following investment portfolio was added to the Trust:

Fund Name

Global X MLP & Affiliates ETF

Subsequent to the fiscal year-end, the following Trust investment portfolio commenced operations:

Fund Name	Commenced Operations

Global X Junior MLP ETF	01/14/2013

17

Report of Independent Registered Public Accounting Firm

November 30, 2012

To the Shareholders and Board of Trustees of Global X Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global X MLP ETF, (one of the portfolios constituting the Global X funds) (the “Fund”) as of November 30, 2012, and the related statement of operations, statement of changes in net assets, and financial highlights for the period from April 18, 2012 (commencement of operations) to November 30, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at November 30, 2012, and the results of its operations, the changes in its net assets, and its financial highlights for the period from April 18, 2012 (commencement of operations) to November 30, 2012, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

January 29, 2013

18

Disclosure of Fund Expenses (unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Annualized Expense Ratios(2)	Expenses Paid During Period(1)
Global X MLP ETF
Actual Fund Return	$1,000.00	$1,091.30	0 .45%	$2.35
Hypothetical 5% Return	1,000.00	1,022.75	0 .45	2.28

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the averagecountac value over the period, multiplied 183/366 (to reflect the one-half year period.)

(2)	Tax benefit/(expense) is not included in the ratio calculation.

19

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not "interested persons" of the mutual fund, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and approve each agreement with such changes as the Independent Trustees deem appropriate.

At a quarterly Board meeting held on November 16, 2012, the Board of Trustees (including the Independent Trustees) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for the Global X MLP ETF (the "Renewal Fund") and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of the Renewal Fund, and Global X Management Company ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information.

In determining to approve the continuation of the Renewal Agreements for the Renewal Fund, the Board concluded that the Renewal Agreements were fair and reasonable and in the best interests of the Renewal Fund and its shareholders, respectively. In approving the continuation of the Renewal Agreements for the Renewal Fund, the Board considered among other things the following categories of material factors. In addition, the Board based their determinations regarding the continuation of the Renewal Fund Agreements on their consideration of all of the materials provided to them by Global X Management and the Renewal Fund’s other service providers throughout the year.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Certain factors considered by the Board (including the Independent Trustees) with respect to the approval of the continuation of the Renewal Agreements are discussed separately below.

RENEWAL AGREEMENTS

Nature, extent and quality of services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to the Renewal Fund in accordance with the Renewal Agreements;
•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to the Renewal Fund. In connection with these considerations, the Board noted Global X Managements’ support staff and operational resources;
•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Fund and the composition of the Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Fund, (iv) select broker- dealers to execute portfolio transactions for the Renewal Fund when necessary, (v) assist in the

20

Approval of Investment Advisory Agreement (unaudited)

preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of the Renewal Fund by shareholders and new investors;
•	the nature, extent and quality of the all of the services (including advisory administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to the Renewal Fund; and
•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Fund by Global X Management.

Performance

With respect to this fact, the Board considered the Renewal Fund’s total return and investment performance relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as the Renewal Fund, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds, pertinent indexes, and pertinent registered fund performance rankings.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Fund did not adversely affect the Board approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to the Renewal Fund. In this regard, the Board considered the Management Fee that has been borne by the Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided to the Renewal Fund and all aspects of Global X Management’s relationship with the Renewal Fund. In connection with these considerations, the Global X Management provided the Board with financial information regarding its operations and services to the Renewal Fund and discussed with the Board its current and expected profitability with respect to the Renewal Fund.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with the Renewal Fund would not be excessive and should not preclude approval of the continuance of the Renewal Agreement.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global Management by the Renewal Fund. In connection with this consideration, Global X Management provided the Board with detailed comparative expense data for the Renewal Fund, including fees

21

Approval of Investment Advisory Agreement (unaudited)

and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and other comparable registered funds and fees and expenses paid by other funds that are series of the Trust under the same unified Management Fee structure;
•	the structure of the unified Management Fee structure (which includes as one component the investment advisory fee for the Renewal Fund) and the current total expense ratios for the Renewal Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Fund and that the proposed Management Fee for the Renewal Fund was set at a competitive fee to make the Renewal Fund viable in the marketplace; and
•	that Global X Management is responsible for most ordinary expenses of the Renewal Fund, including the costs of various third-party services required by the Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as, taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses.

Based on these considerations, the Board concluded that the Management Fee and total expense ratio of the Renewal Fund should not preclude approval of the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Fund grow and whether the unitary Management Fee for the Renewal Fund reflected these economies of scale;
•	the significant investment of time, personnel and other resources that Global X Management has made and intends to make in the Renewal Fund in order to seek to assure that the Renewal Fund is attractive to investors; and
•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Fund and their shareholders.

Based on these considerations, the Board concluded that continuation of the unitary Management Fee for the Renewal Fund was reasonable.

Other Benefits

The Board considered any other benefits realized by Global X Management as a result from its relations relationships with the Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

22

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund is listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below their NAV. The NAV of the Fund will fluctuate with changes in the market value of its Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at GlobalXFunds.com

23

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Number of
Name,			Funds in	Other
Address	Position(s)		Trust	Directorships
(Year of	Held	Principal Occupation(s) During	Overseen by	Held
Birth)	with Funds	the Past 5 Years	Director	by Trustees
Independent Trustees[2]
Sanjay	Trustee	CEO of Risk Advisors Inc. (since 2007) (consulting	31[3]	None.
Ram	(since	firm).
Bharwani	2008)
623 Fifth
Ave,
15th floor
New York,
NY 10022
(1974)
Scott R.	Trustee	CFO, Sterling Seal & Supply Inc. (since 2011),	31[3]	Director of
Chichester[1]	(since	President & Treasurer, Bayview Acquisition Corp		Bayview
623 Fifth	2008)	(since 2010), CPA, Penda Aiken Inc. (2009-2011)		Acquisition Corp.
Ave,		(consultant); Founder and President, DirectPay USA		(since 2010).
15th floor		LLC (since 2006) (payroll company); Chief Financial
New York,		Officer, Ong Corporation (2002-2010) (technology
NY 10022		company); Proprietor, Scott R. Chichester CPA
(1970)		(since 2001) (CPA firm).

Kartik	Trustee	Vice President, Business Development, Cynvenio	31[3]	None.
Kiran Shah	(since	Biosystems (2012-present); Independent Consultant,
623 Fifth	2008)	Self-Employed (2011-2012) (non-financial services);
Ave,		Director, Wireless Generation (2008-2011)
15th floor		(software).
New York,
NY 10022
(1977)

24

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631.The following chart lists Trustees and Officers as of November 30, 2012.

Number of Funds
		Principal Occupation(s)	in Trust	Other
Name, Address	Position(s) Held	During	Overseen by	Directorships Held
(Year of Birth)	with Funds	the Past 5 Years	Director	by Trustees
Interested Trustee / Officers[2]
Bruno del Ama	Trustee (since 2008),	Chief Executive Officer and	31[3]	None.
623 Fifth Ave,	President, Chief	Chief Compliance Officer,
15th floor	Executive Officer	Global X Management Company
New York, NY	(since 2008)	LLC (since 2008); Head of
10022		Global Structured Products
(1976)		Operations at Radian Asset
Assurance (2004-2008)
(financial services firm).

Jose C. Gonzalez	Chief Operating	Chief Operating Officer, Global	N/A	N/A
623 Fifth Ave,	Officer, Chief	X Management Company LLC
15th floor	Compliance Officer,	(since 2008); Founder and
New York, NY	Treasurer, Principal	President of GWM Group, Inc.
10022	Accounting Officer	(since 2006); Financial Advisor,
(1976)	and Chief Financial	Broad Street Securities, Inc.
	Officer (since 2008)	(2004-2006).

Daphne Tippens	Secretary (since 2012)	General Counsel, Global X	N/A	N/A
Chisolm		Management Company LLC
11524-C		(since 2011); Founder and
Providence		President of Law Offices of DT
Road, Suite 236		Chisolm, P.C. (since 2009) (law
Charlotte, NC		firm); Counsel, Dechert (2007-
28277		2009) (law firm)
(1969)

Dianne	Assistant Secretary	Corporate Counsel, SEI	N/A	N/A
Sulzbach[4]	(since 2011)	Investments (since 2010);
One Freedom		Associate, Morgan, Lewis &
Valley Drive		Bockius LLP (2006-2010).
Oaks, PA 19456
(1977)

25

Trustees and Officers of the Trust (unaudited)

Other Directorships
Name, Address	Position(s) Held	Principal Occupation(s) During	Held
(Year of Birth)	with Funds	the Past 5 Years	by Trustees
Peter Rodriguez[4]	Assistant Treasurer	Fund Accounting Director of the	N/A
One Freedom Valley Drive	(since 2011)	Administrator (since 2011);
Oaks, PA 19456		Mutual Fund Trading Director,
(1962)		SEI Global Trust Company (2009-
2011); Asset Data Services
Director at the Administrator
(2006-2009).

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.
[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
[3]	As of November 30, 2012, the Trust had eighty-eight investment portfolios, thirty-one of which were operational.
[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

26

Notes

27

623 Fifth Avenue, 15th floor
New York, NY 10022
1-888-GXFund-1
(1-888-493-8631)
www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-005-0100

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Scott Chichester and is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP in 2012 and 2011 related to the Trust.

In 2012 and 2011, Ernst & Young, LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2012			2011
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$334,400	$0	$0	$353,500	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$105,375	$0	$0	$142,500	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for Ernst & Young LLP in 2012 and 2011:

	2012	2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young, LLP in 2012 and 2011 for the last two fiscal years were $105,375 and $142,500, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: February 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: February 6, 2013

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
CFO

Date: February 6, 2013

* Print the name and title of each signing officer under his or her signature.